Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Beginning balance	$ 111	$ 0
Net current period other comprehensive income	(410)	111
reclassification adjustments for losses included in net income	140	0
Total accumulated other comprehensive income	$ (159)	$ 111